COMMITMENTS AND CONTINGENCIES - Operating lease minimum payments (Details) - AUD ($)			12 Months Ended
	Jul. 23, 2018	Jul. 03, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Operating lease minimum payment
Total minimum operating lease payments			$ 41,625	$ 263,668	$ 468,967
Other commitments or contingencies			0
Crude Pty. Ltd
Operating lease minimum payment
Total minimum operating lease payments			35,676
New Boston Harris Corners LLC
Operating lease minimum payment
Total minimum operating lease payments			$ 5,949
Entering into significant commitments or contingent liabilities | Crude Pty. Ltd
Operating lease minimum payment
Number of years extended in lease agreement		3 years
Entering into significant commitments or contingent liabilities | New Landlord at 1300 Baxter Street, Suite 157
Operating lease minimum payment
Number of years entered into lease agreement	2 years